MESSAGE FROM THE INVESTMENT ADVISOR
                                                               The Shelby Funds


Dear Shareholder:

The past year was an extraordinary period for U.S. investors as America confronted some of the most daunting and tragic events of our generation. The solidarity and leadership our country demonstrated during these crises is evident in the performance of our financial markets. All of the broader equity averages managed to post positive returns for the twelve-month period ending March 31, 2002.

Small and mid cap stocks posted the strongest performance over the past twelve months, with the S&P 600 and S&P 400 returning 21.96% and 18.86%, respectively. The more highly valued large cap sector came under pressure, with the S&P 500 returning 0.24%. Performance continues to come mainly from those sectors largely ignored during the late 1990's, including stocks with low valuations, low growth rates, high yields and high earnings predictability.

For the twelve-month period ending March 31, 2002, The Shelby Fund Class Y outperformed the S&P 500, returning 3.10% versus 0.24%. Given the unique risks present in this recovery, we continue to seek a balance in The Shelby Fund between defensive growth sectors, such as Healthcare, and more aggressive growth industries, such as Media and Retail. We also continue to underweight the Technology sector, as we focus on sectors with more attractive valuations and higher earnings predictability.

With cyclical sectors such as Energy and Materials outperforming the broader market, The Shelby Large Cap Fund modestly underperformed the S&P 500, returning -0.02%. While short-term bursts of out-performance by low to no-growth sectors should be occasionally expected, we remain confident that our focus on industries offering true growth at an attractive price will continue to produce superior returns.

It became evident early in 2002 that the economy was on the rebound: payroll jobs increased for the first time in months, industrial production logged the first back-to-back increases in more than 18 months and inventories were liquidated as the consumer continued to spend. Many economists have revised first quarter growth from less than 1% to a range of 5-6% annualized. Despite the economic rebound, four key issues continue to plague the market: 1) high valuations; 2) the threat of higher interest rates; 3) war in the Middle East; and, 4) continued backlash from the collapse of Enron. While each of these issues present risks, we consider high valuations as the most likely threat to a sustained market recovery.

We remain modestly optimistic in our twelve-month outlook for U.S. equity markets. The strength of the snapback following September 11th is evidence that the long-term health of this market is intact. Over the near term, the broader market could continue to consolidate as investors assess earnings prospects and future interest rate trends. We are early in the recovery, however, and the cyclical upturn in earnings has not yet occurred.

Sincerely,

        /s/ Darrell R. Wells  /s/ James C. Shircliff /s/ R. Andrew Beck
        Darrell R. Wells     James C. Shircliff, CFA R. Andrew Beck

The Shelby Funds

                                    [CHART]

                                The Shelby Fund
                         Value of a $10,000 Investment**
                                (Class Y Shares)

             Shelly Fund Class Y      S & P 500           Russell 2000
             -------------------      ---------           ------------
3/31/1992          10,000                10,000              10,000
3/31/1993          12,215                11,522              11,486
3/31/1994          14,045                11,689              12,750
3/31/1995          14,726                13,510              13,452
3/31/1996          19,351                17,840              17,359
3/31/1997          18,810                21,369              18,245
3/31/1998          26,204                31,646              25,910
3/31/1999          29,039                37,488              21,698
3/31/2000          52,996                44,215              29,791
3/31/2001          24,685                34,630              25,224
3/31/2002          25,451                34,714              28,751

Past performance is not predictive of future results.

  This chart shows the impact of market changes on a theoretical $10,000 invested in The Shelby Fund on 3/31/92, compared to the same theoretical $10,000 invested in the S&P 500 and Russell 2000.

                            Average Annual Return**

                                                          Since
                                  1 Year 5 Year 10 Year Inception
                                  ------ ------ ------- ---------
    Shelby Fund Class A (no load)  2.96% 6.01%   9.54%   12.20%   (1/1/1981)
    Shelby Fund Class A*          -1.93% 4.98%   9.01%   11.95%   (1/1/1981)
    Shelby Fund Class Y            3.10% 6.23%   9.79%   12.47%   (1/1/1981)

*  Reflects 4.75% sales charge.
** The quoted performance of The Shelby Fund includes performance of certain common trust funds and collective investment funds (the "Commingled Funds") which were managed with full investment authority by principals of SMC Capital, Inc. prior to the establishment of the Fund on July 1, 1994. The performance of the Commingled Funds has been adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The assets of the Commingled Funds were converted into assets of the Fund upon the establishment of the Fund. The Commingled Funds were operated with the same investment objective and used investment strategies in all material respects equivalent to those used for the Fund. During the time period of their existence the Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, the Commingled Funds' performance may have been adversely affected.

                                                               The Shelby Funds


The performance of The Shelby Fund is measured against the Standard & Poor's 500 Index (the Fund's primary benchmark), an unmanaged index generally representative of the U.S. stock market as a whole, and the Russell 2000 Index, an unmanaged index representative of the performance of a basket of 2000 mid-cap stocks. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of the fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Performance data represents past performance and is not predictive of future performance. Investment return and the principal value of an investment in the Funds will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost. The composition of the Funds' holdings is subject to change.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services Limited Partnership.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Shelby County Trust Bank or its affiliates, and shares are not federally insured by the FDIC or any other agency. An investment in mutual fund shares involves risks, including the possible loss of principal.

The Shelby Funds

                                    [CHART]

                           The Shelby Large Cap Fund
                         Value of a $10,000 Investment**
                                (Class A Shares)*

                        SHELBY FUND               S&P 500
                        -----------              ---------
10/1/1995                  $9,525                 $10,000
3/31/1996                  10,827                  11,172
3/31/1997                  12,817                  13,382
3/31/1998                  18,793                  19,818
3/31/1999                  22,689                  23,477
3/31/2000                  28,006                  27,689
3/31/2001                  21,712                  21,687
3/31/2002                  21,708                  21,740

Past performance is not predictive of future results.

  This chart shows the impact of market changes on a theoretical $10,000 invested in the Shelby Large Cap Fund on 10/1/95, compared to the same theoretical $10,000 invested in the S&P 500.

                            Average Annual Return**

                                                            Since
                                    1 Year 5 Year 10 Year Inception
                                    ------ ------ ------- ---------
Shelby Large Cap Fund Class A (no
  load)                             -0.02% 11.11%          13.51%   (10/1/1995)
Shelby Large Cap Fund Class A*      -4.77% 10.04%          12.67%   (10/1/1995)

*  Reflects 4.75% sales charge.

** The quoted performance of The Shelby Large Cap Fund includes performance of certain common trust funds and collective investment funds (the "Commingled Funds") which were managed with full investment authority by principals of SMC Capital, Inc. prior to the establishment of the Fund on September 10, 2001. The performance of the Commingled Funds has been adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The assets of the Commingled Funds were converted into assets of the Fund upon the establishment of the Fund. The Commingled Funds were operated with the same investment objective and used investment strategies in all material respects equivalent to those used for the Fund. During the time period of their existence the Commingled Funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled Funds had been registered under the 1940 Act, the Commingled Funds' performance may have been adversely affected.

                                                               The Shelby Funds

The performance of the Shelby Large Cap Fund is measured against the Standard & Poor's 500 Index, an unmanaged index generally representative of the U.S. stock market. This index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of the fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying securities.
Performance data represents past performance and is not predictive of future performance. Investment return and the principal value of an investment in the Funds will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost. The composition of the Funds' holdings is subject to change.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you invest or send money. Shares are distributed by BISYS Fund Services Limited Partnership.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Shelby County Trust Bank or its affiliates, and shares are not federally insured by the FDIC or any other agency. An investment in mutual fund shares involves risks, including the possible loss of principal.

                               Table of Contents

                   Report of Independent Public Accountants
                                    PAGE  7

                                The Shelby Fund

                      Statement of Assets and Liabilities
                                    PAGE  8

                            Statement of Operations
                                    PAGE  9

                      Statements of Changes in Net Assets
                                   PAGE  10

                       Schedule of Portfolio Investments
                                   PAGE  11

                           The Shelby Large Cap Fund

                      Statement of Assets and Liabilities
                                    PAGE 13

                            Statement of Operations
                                    PAGE 14

                      Statement of Changes in Net Assets
                                    PAGE 15

                       Schedule of Portfolio Investments
                                    PAGE 16

                         Notes to Financial Statements
                                    PAGE 19

                             Financial Highlights
                                    PAGE 25

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                                                               The Shelby Funds

To the Shareholders and Board of Trustees of
  The Shelby Fund and The Shelby Large Cap Fund of the Coventry Group:

We have audited the accompanying statements of assets and liabilities of The Shelby Fund and The Shelby Large Cap Fund of the Coventry Group (a Massachusetts business trust), including the schedules of portfolio investments, as of March 31, 2002, and the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material missstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Shelby Fund and The Shelby Large Cap Fund as of March 31, 2002, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Louisville, Kentucky
  May 15, 2002

THE COVENTRY GROUP
THE SHELBY FUND

                      Statement of Assets and Liabilities
                                March 31, 2002

ASSETS:
Investments, at value (cost $21,185,658)................................. $ 22,914,234
Repurchase agreements, at cost...........................................    2,889,814
Interest and dividends receivable........................................       12,743
Receivable from investments sold.........................................       14,240
Prepaid expenses and other assets........................................        6,741
                                                                          ------------
       Total Assets......................................................   25,837,772
                                                                          ------------
LIABILITIES:
Payable to custodian.....................................................      634,441
Payable for investments purchased........................................      402,000
Accrued expenses and other payables:
   Investment advisory fees..............................................       21,475
   Administration fees...................................................          507
   Distribution fees.....................................................          190
   Other.................................................................       38,562
                                                                          ------------
       Total Liabilities.................................................    1,097,175
                                                                          ------------
NET ASSETS:                                                               $ 24,740,597
                                                                          ============
Capital..................................................................   33,357,883
Accumulated net realized losses from investment transactions.............  (10,345,862)
Unrealized appreciation from investments.................................    1,728,576
                                                                          ------------
       Net Assets........................................................ $ 24,740,597
                                                                          ============
Class Y Shares
   Net Assets............................................................ $ 23,762,889
   Shares outstanding....................................................    2,974,840
   Redemption and offering price per share............................... $       7.99
                                                                          ============
Class A Shares
   Net Assets............................................................ $    977,708
   Shares outstanding....................................................      122,121
   Redemption price per share............................................ $       8.01
                                                                          ============
Maximum Sales Charge.....................................................         4.75%
   Maximum Offering Price Per Share (100%/(100%-Maximum Sales Charge) of
     net asset value adjusted to the nearest cent)....................... $       8.41
                                                                          ============

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                            Statement of Operations
                       For the Year Ended March 31, 2002

INVESTMENT INCOME:
Interest income..................................................................... $    78,536
Dividend income.....................................................................     184,503
                                                                                     -----------
       Total Investment Income......................................................     263,039
                                                                                     -----------
EXPENSES:
Investment advisory.................................................................     279,874
Administration......................................................................      55,985
Distribution--Class A...............................................................       1,879
Accounting..........................................................................      39,548
Custodian...........................................................................       8,208
Legal...............................................................................      27,199
Transfer agent......................................................................      40,735
Other...............................................................................      59,623
                                                                                     -----------
   Total expenses before reductions.................................................     513,051
   Expenses reduced by Administrator................................................     (13,997)
                                                                                     -----------
   Net Expenses.....................................................................     499,054
                                                                                     -----------
Net Investment Loss.................................................................    (236,015)
                                                                                     -----------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions and option contracts...............  (5,400,122)
Change in unrealized appreciation/depreciation from investments and option contracts   6,564,479
                                                                                     -----------
Net realized/unrealized gains from investments and option contracts.................   1,164,357
                                                                                     -----------
Change in net assets resulting from operations...................................... $   928,342
                                                                                     ===========

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                      Statements of Changes in Net Assets

                                                                                           Year Ended    Year Ended
                                                                                           March 31,     March 31,
                                                                                              2002          2001
                                                                                          ------------  ------------
OPERATIONS:
   Net investment loss................................................................... $   (236,015) $   (345,741)
   Net realized loss from investment transactions and option contracts...................   (5,400,122)   (1,308,441)
   Change in unrealized appreciation/depreciation from investments and option contracts..    6,564,479   (35,591,406)
                                                                                          ------------  ------------
Change in net assets resulting from operations...........................................      928,342   (37,245,588)
                                                                                          ------------  ------------
DIVIDENDS TO:
CLASS Y SHAREHOLDERS:
   From net realized gains from investment transactions..................................           --    (7,489,734)
CLASS A SHAREHOLDERS:
   From net realized gains from investment transactions..................................           --      (235,468)
                                                                                          ------------  ------------
Change in net assets from dividends to shareholders......................................           --    (7,725,202)
                                                                                          ------------  ------------
CAPITAL TRANSACTIONS:
CLASS Y SHARES:
   Proceeds from shares issued...........................................................   14,444,741     6,549,487
   Dividends reinvested..................................................................           --     7,480,064
   Cost of shares redeemed...............................................................  (20,866,663)   (9,256,993)
                                                                                          ------------  ------------
Class Y capital transactions.............................................................   (6,421,922)    4,772,558
                                                                                          ------------  ------------
CLASS A SHARES:
   Proceeds from shares issued...........................................................      553,127     2,258,905
   Dividends reinvested..................................................................           --       235,468
   Cost of shares redeemed...............................................................      (96,251)     (990,273)
                                                                                          ------------  ------------
Class A capital transactions.............................................................      456,876     1,504,100
                                                                                          ------------  ------------
Change in net assets from capital transactions...........................................   (5,965,046)    6,276,658
                                                                                          ------------  ------------
Change in net assets.....................................................................   (5,036,704)  (38,694,132)
NET ASSETS:
   Beginning of period...................................................................   29,777,301    68,471,433
                                                                                          ------------  ------------
   End of period......................................................................... $ 24,740,597  $ 29,777,301
                                                                                          ============  ============
SHARE TRANSACTIONS:
CLASS Y SHARES:
   Issued................................................................................    1,831,546       423,420
   Reinvested............................................................................           --       715,053
   Redeemed..............................................................................   (2,629,750)     (773,078)
                                                                                          ------------  ------------
Change in Class Y Shares.................................................................     (798,204)      365,395
                                                                                          ============  ============
CLASS A SHARES:
   Issued................................................................................       66,000       144,881
   Reinvested............................................................................           --        22,425
   Redeemed..............................................................................      (11,920)     (101,945)
                                                                                          ------------  ------------
Change in Class A Shares.................................................................       54,080        65,361
                                                                                          ============  ============

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                                March 31, 2002

 Shares
   or
Principal               Security                 Value
 Amount                Description                 $
---------   --------------------------------  -----------
Common Stocks (91.4%)
Advertising (1.6%):
  10,000    Lamar Advertising Co.(b).........     406,200
                                              -----------
Banks (10.7%):
  30,000    Commerce Bancorp, Inc............   1,347,000
   5,000    M & T Bank Corp..................     401,850
   7,000    Pointe Financial Corp............      99,400
   7,000    S.Y. Bancorp, Inc................     254,800
  10,000    TCF Financial Corp...............     526,100
                                              -----------
                                                2,629,150
                                              -----------
Brokerage Services (0.1%):
   2,500    Instinet Group, Inc.(b)..........      16,275
                                              -----------
Cable TV (3.3%):
   5,000    Cablevision Systems Corp.(b).....     170,000
  20,000    Comcast Corp. Special Class A(b).     636,000
                                              -----------
                                                  806,000
                                              -----------
Computer Software (1.2%):
   5,000    Microsoft Corp.(b)...............     301,550
                                              -----------
Computer Hardware (0.8%):
  10,000    Network Appliance, Inc.(b).......     203,800
                                              -----------
Electric Utilities (1.2%):
  10,000    TECO Energy, Inc.................     286,300
                                              -----------
Electronic Components--Semiconductors (0.7%):
  15,000    ARM Holdings PLC-ADR(b)..........     185,250
                                              -----------
Financial Services (12.1%):
  30,000    Concord EFS, Inc.(b).............     997,500
  37,500    eFunds Corp.(b)..................     601,875
  30,100    National Processing, Inc.(b).....     860,258
  15,000    Washington Mutual, Inc...........     496,950
                                              -----------
                                                2,956,583
                                              -----------
Human Resources (0.6%):
  20,000    Labor Ready, Inc.(b).............     156,000
                                              -----------
Internet Services (1.5%):
 132,960    Chinadotcom Corp. Class A(b).....     369,629
                                              -----------

 Shares
   or
Principal                Security                    Value
 Amount                 Description                    $
--------- --------------------------------------- -----------
Common Stocks, continued:
Medical--HMO (4.6%):
 30,000   Humana, Inc.(b)........................     405,900
 10,000   Trigon Healthcare, Inc.(b).............     738,200
                                                  -----------
                                                    1,144,100
                                                  -----------
Medical--Hospitals (2.9%):
 10,600   Tenet Healthcare Corp.(b)..............     710,412
                                                  -----------
Medical Instruments (1.6%):
 15,000   Biomet, Inc............................     405,900
                                                  -----------
Medical Products/Supplies (3.1%):
  5,000   Johnson & Johnson......................     324,750
 10,000   Medtronic, Inc.........................     452,100
                                                  -----------
                                                      776,850
                                                  -----------
Medical--Wholesale Drug Distribution (3.9%):
 11,100   AmerisourceBergen Corp.................     758,130
  3,000   Cardinal Health, Inc...................     212,670
                                                  -----------
                                                      970,800
                                                  -----------
Multimedia (4.5%):
 16,000   Clear Channel Communications, Inc.(b)..     822,560
 20,000   Gemstar-TV Guide International, Inc.(b)     295,800
                                                  -----------
                                                    1,118,360
                                                  -----------
Oil & Gas Exploration, Production, & Services (1.5%):
  5,000   Anadarko Petroleum Corp................     282,200
 10,000   Chesapeake Energy Corp.(b).............      77,400
                                                  -----------
                                                      359,600
                                                  -----------
Pharmaceuticals (15.8%):
 10,000   Amgen, Inc.(b).........................     596,800
 10,000   Eli Lilly & Co.........................     762,000
 10,000   Forest Laboratories, Inc.(b)...........     817,000
 10,000   King Pharmaceuticals, Inc.(b)..........     350,100
 10,000   Merck & Co., Inc.......................     575,800
 20,000   Pfizer, Inc............................     794,800
                                                  -----------
                                                    3,896,500
                                                  -----------

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                       Schedule of Portfolio Investments
                                March 31, 2002

 Shares
   or
Principal              Security                  Value
 Amount               Description                  $
--------- ----------------------------------- ------------
Common Stocks, continued:
Radio (5.5%):
 15,000   Cox Radio, Inc. Class A(b).........      426,000
 30,000   Emmis Communications Corp.
           Class A(b)........................      802,200
 10,000   XM Satellite Radio Holdings, Inc.
           Class A(b)........................      137,700
                                              ------------
                                                 1,365,900
                                              ------------
Retail (3.8%):
 10,000   Dollar General Corp................      162,800
 20,000   Walgreen Co........................      783,800
                                              ------------
                                                   946,600
                                              ------------
Satellite Telecom (1.1%):
 10,000   Echostar Communications Corp.
           Class A(b)........................      283,200
                                              ------------
Telecommunications (5.8%):
 20,000   Cox Communications, Inc. Class A(b)      752,800
 50,000   Touch America Holdings, Inc.(b)....      190,500
 20,000   Young Broadcasting, Inc. Class A(b)      499,800
                                              ------------
                                                 1,443,100
                                              ------------

  Shares
    or
 Principal               Security                   Value
  Amount                Description                   $
---------    ---------------------------------  -------------
Common Stocks, continued:
Therapeutics (0.3%):
   20,000   Cell Pathways, Inc.(b).............        82,200
                                                -------------
Wholesale & International Trade (3.2%):
   20,000   Costco Wholesale Corp.(b)..........       796,400
                                                -------------
  Total Common Stocks                              22,616,659
                                                -------------
Preferred Stocks (1.2%):
Multimedia (1.2%):
    5,000   Emmis Communications Corp.
             Class A...........................       205,625
    2,500   Sinclair Broadcasting Group, Inc...        91,950
                                                -------------
  Total Preferred Stocks                              297,575
                                                -------------
Repurchase Agreements (11.7%):
2,889,814   Fifth Third Bank, 1.25%, 4/1/02....     2,889,814
                                                -------------
  Total Repurchase Agreements                       2,889,814
                                                -------------
  Total Investments
   (Cost $24,075,472) (a)--104.3%                  25,804,048
  Liabilities in excess of other assets--(4.3)%    (1,063,451)
                                                -------------
  NET ASSETS--100.0%                              $24,740,597
                                                =============

--------
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $ 3,589,812
                    Unrealized depreciation....  (1,861,236)
                                                -----------
                    Net unrealized appreciation $ 1,728,576
                                                ===========

(b) Represents non-income producing security.
ADR--American Depositary Receipt
PLC--Public Limited Company


                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                      Statement of Assets and Liabilities
                                March 31, 2002

ASSETS:
Investments, at value (cost $23,443,393)........................................... $23,465,053
Repurchase agreements, at cost.....................................................   1,247,402
Interest and dividends receivable..................................................      22,521
Receivable from investments sold...................................................      98,605
Receivable from advisor............................................................         974
Prepaid expenses and other assets..................................................       4,386
                                                                                    -----------
       Total Assets................................................................  24,838,941
                                                                                    -----------
LIABILITIES:
Payable for investments purchased..................................................     157,249
Accrued expenses and other payables:
   Investment advisory fees........................................................      15,710
   Administration fees.............................................................         505
   Distribution fees...............................................................       5,237
   Other...........................................................................      37,279
                                                                                    -----------
       Total Liabilities...........................................................     215,980
                                                                                    -----------
NET ASSETS:                                                                         $24,622,961
                                                                                    ===========
Capital............................................................................  25,074,911
Accumulated net realized losses from investment transactions.......................    (473,610)
Unrealized appreciation from investments...........................................      21,660
                                                                                    -----------
   Net Assets...................................................................... $24,622,961
                                                                                    ===========
   Shares outstanding..............................................................   2,294,798
   Redemption price per share...................................................... $     10.73
                                                                                    ===========
Maximum Sales Charge...............................................................        4.75%
   Maximum Offering Price Per Share (100%/(100%-Maximum Sales Charge) of net asset
     value adjusted to the nearest cent)........................................... $     11.27
                                                                                    ===========

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                            Statement of Operations
                    For the Period Ended March 31, 2002 (a)

INVESTMENT INCOME:
Interest income........................................ $    9,632
Dividend income........................................    148,379
                                                        ----------
       Total Investment Income.........................    158,011
                                                        ----------
EXPENSES:
Investment advisory....................................    109,601
Administration.........................................     25,789
Distribution...........................................     32,235
Legal..................................................     32,099
Printing...............................................     17,097
Transfer agent.........................................     16,316
Other..................................................     29,552
                                                        ----------
   Total expenses before reductions/reimbursements.....    262,689
   Expenses reduced/reimbursed by Investment Advisor...    (43,244)
   Expenses reduced by Administrator...................     (6,447)
                                                        ----------
   Net Expenses........................................    212,998
                                                        ----------
Net Investment Loss....................................    (54,987)
                                                        ----------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions.......   (473,610)
Change in unrealized appreciation/depreciation from
  investments..........................................  2,162,605
                                                        ----------
Net realized/unrealized gains from investments.........  1,688,995
                                                        ----------
Change in net assets resulting from operations......... $1,634,008
                                                        ==========

--------
(a) For the period from September 10, 2001 (commencement of operations) through March 31, 2002.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                      Statement of Changes in Net Assets

                                                                     Period Ended
                                                                      March 31,
                                                                       2002 (a)
                                                                     ------------
OPERATIONS:
   Net investment loss.............................................. $   (54,987)
   Net realized losses from investment transactions.................    (473,610)
   Change in unrealized appreciation/depreciation from investments..   2,162,605
                                                                     -----------
Change in net assets resulting from operations......................   1,634,008
                                                                     -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued......................................   4,629,309
   Proceeds from common trust conversion............................  20,872,542
   Cost of shares redeemed..........................................  (2,512,898)
                                                                     -----------
Change in net assets from capital transactions......................  22,988,953
                                                                     -----------
Change in net assets................................................  24,622,961
NET ASSETS:
   Beginning of period..............................................          --
                                                                     -----------
   End of period.................................................... $24,622,961
                                                                     ===========
SHARE TRANSACTIONS:
   Issued...........................................................     450,877
   Issued from common trust conversion..............................   2,087,254
   Redeemed.........................................................    (243,333)
                                                                     -----------
Change in shares....................................................   2,294,798
                                                                     ===========

--------
(a) For the period from September 10, 2001 (commencement of operations) through March 31, 2002.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                                March 31, 2002

 Shares
   or
Principal                Security                   Value
 Amount                 Description                   $
--------- --------------------------------------- ----------
Common Stocks (95.3%):
Banks (9.1%):
  5,450   Bank of New York Co., Inc..............    229,009
  5,000   Fifth Third Bancorp....................    337,400
  7,500   National City Corp.....................    230,700
  2,000   Northern Trust Corp....................    120,220
 15,725   SouthTrust Corp........................    415,139
  3,000   State Street Corp......................    166,140
  6,150   SunTrust Banks, Inc....................    410,390
  6,900   Wells Fargo & Co.......................    340,860
                                                  ----------
                                                   2,249,858
                                                  ----------
Beverages--Non-alcoholic (1.2%):
  5,800   Coca-Cola Co...........................    303,108
                                                  ----------
Computer Services (2.0%):
  5,025   Computer Sciences Corp.(b).............    255,019
  4,100   Electronic Data Systems Corp...........    237,759
                                                  ----------
                                                     492,778
                                                  ----------
Computer Software (5.5%):
  5,800   BMC Software, Inc.(b)..................    112,810
  7,250   Computer Associates International, Inc.    158,703
 12,200   Microsoft Corp.(b).....................    735,782
 27,000   Oracle Corp.(b)........................    345,600
                                                  ----------
                                                   1,352,895
                                                  ----------
Computers (4.5%):
  6,525   Dell Computer Corp.(b).................    170,368
 12,000   Gateway, Inc.(b).......................     75,840
  6,900   Hewlett-Packard Co.....................    123,786
  5,200   International Business
           Machines Corp.........................    540,799
 21,986   Sun Microsystems, Inc.(b)..............    193,917
                                                  ----------
                                                   1,104,710
                                                  ----------
Computers--Peripheral Equipment (2.0%):
 21,516   Cisco Systems, Inc.(b).................    364,266
 11,300   EMC Corp.(b)...........................    134,696
                                                  ----------
                                                     498,962
                                                  ----------

 Shares
   or
Principal                                           Value
 Amount            Security Description               $
--------- --------------------------------------- ----------
Common Stocks, continued:
Cosmetics/Personal Care (2.1%):
  2,250   Gillette Co............................     76,523
  4,950   Procter & Gamble Co....................    445,945
                                                  ----------
                                                     522,468
                                                  ----------
Data Processing/Management (1.6%):
  6,800   Automatic Data Processing, Inc.........    396,236
                                                  ----------
Diversified Manufacturing (6.8%):
  5,000   Federal Signal Corp....................    118,600
 25,300   General Electric Co....................    947,485
  4,065   Illinois Tool Works, Inc...............    294,103
  5,200   Lancaster Colony Corp..................    192,608
  1,800   United Technologies Corp...............    133,560
                                                  ----------
                                                   1,686,356
                                                  ----------
Electronic Components (4.0%):
  4,650   Emerson Electric Co....................    266,864
 19,050   Intel Corp.............................    579,310
  4,375   Texas Instruments, Inc.................    144,813
                                                  ----------
                                                     990,987
                                                  ----------
Entertainment (0.6%):
  6,100   Walt Disney Co.........................    140,788
                                                  ----------
Financial Services (8.5%):
  9,354   American Express Co....................    383,140
 14,500   Citigroup, Inc.........................    718,040
  4,050   Fannie Mae.............................    323,514
  5,783   Franklin Resources, Inc................    242,423
  3,800   Freddie Mac............................    240,806
  2,000   MBIA, Inc..............................    109,380
 10,000   Providian Financial Corp...............     75,500
                                                  ----------
                                                   2,092,803
                                                  ----------
Food Products & Services (2.7%):
 12,200   ConAgra Foods, Inc.....................    295,850
 12,100   SYSCO Corp.............................    360,822
                                                  ----------
                                                     656,672
                                                  ----------

                                   Continued

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                                March 31, 2002

 Shares
   or
Principal               Security                  Value
 Amount                Description                  $
--------- ------------------------------------- ----------
Common Stocks, continued:
Food Stores (2.1%):
  5,600   Albertson's, Inc.....................    185,584
 10,500   Kroger Co.(b)........................    232,680
  2,100   Safeway, Inc.(b).....................     94,542
                                                ----------
                                                   512,806
                                                ----------
Household Products (0.7%):
  5,700   Newell Rubbermaid, Inc...............    182,172
                                                ----------
Insurance (3.9%):
  4,650   Allstate Corp........................    175,631
  7,900   American International Group, Inc....    569,906
    650   Marsh & McLennan Cos., Inc...........     73,281
  2,200   MGIC Investment Corp.................    150,546
                                                ----------
                                                   969,364
                                                ----------
Medical Products/Supplies (3.9%):
  9,025   Johnson & Johnson....................    586,174
  8,275   Medtronic, Inc.......................    374,113
                                                ----------
                                                   960,287
                                                ----------
Medical--Wholesale Drug Distribution (1.7%):
  5,775   Cardinal Health, Inc.................    409,390
                                                ----------
Multimedia (1.2%):
  8,300   AOL Time Warner, Inc.(b).............    196,295
  1,782   Clear Channel Communications, Inc.(b)     91,613
                                                ----------
                                                   287,908
                                                ----------
Office Equipment & Supplies (1.7%):
  4,600   Lexmark International, Inc.(b).......    263,028
  3,500   Pitney Bowes, Inc....................    149,800
                                                ----------
                                                   412,828
                                                ----------
Paints & Coatings (1.9%):
 11,600   RPM, Inc.............................    180,380
  9,725   Sherwin-Williams Co..................    276,968
                                                ----------
                                                   457,348
                                                ----------

 Shares
   or
Principal                                         Value
 Amount           Security Description              $
--------- ------------------------------------- ----------
Common Stocks, continued:
Pharmaceuticals (9.5%):
  5,900   Amgen, Inc.(b).......................    352,112
  2,400   Biogen, Inc.(b)......................    117,744
  6,775   Bristol-Myers Squibb Co..............    274,320
  6,875   Merck & Co., Inc.....................    395,862
 21,200   Pfizer, Inc..........................    842,487
 11,200   Schering-Plough Corp.................    350,560
                                                ----------
                                                 2,333,085
                                                ----------
Printing--Commercial (0.5%):
  3,300   Banta Corp...........................    117,843
                                                ----------
Restaurants (1.2%):
 10,600   McDonald's Corp......................    294,150
                                                ----------
Retail (9.3%):
  8,050   Bed Bath & Beyond, Inc.(b)...........    271,688
  9,075   Home Depot, Inc......................    441,135
  2,600   Lowe's Cos., Inc.....................    113,074
  9,800   Target Corp..........................    422,576
 10,600   Wal-Mart Stores, Inc.................    649,673
  9,900   Walgreen Co..........................    387,981
                                                ----------
                                                 2,286,127
                                                ----------
Shipping/Transportation (0.7%):
  3,000   United Parcel Service, Inc.--Class B.    182,400
                                                ----------
Telecommunications (4.9%):
  2,050   Alltel Corp..........................    113,878
  6,000   BellSouth Corp.......................    221,160
  9,700   SBC Communications, Inc..............    363,168
  2,100   Telefonos de Mexico SA de CV--
           Class L, ADR........................     84,819
  7,500   Verizon Communications, Inc..........    342,375
 10,300   WorldCom, Inc.-WorldCom Group(b).....     69,422
                                                ----------
                                                 1,194,822
                                                ----------

                                   Continued

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                       Schedule of Portfolio Investments
                                March 31, 2002

 Shares
   or
Principal                                            Value
 Amount            Security Description                $
--------- ---------------------------------------  ----------
Common Stocks, continued:
Telecommunications Equipment (1.5%):
  5,900   Corning, Inc............................     44,958
  5,300   Lucent Technologies, Inc................     25,069
  9,000   Nokia Corp.--ADR........................    186,660
 12,300   Nortel Networks Corp....................     55,227
  1,700   QUALCOMM, Inc.(b).......................     63,988
                                                   ----------
                                                      375,902
                                                   ----------
 Total Common Stocks                               23,465,053
                                                   ----------

 Shares
   or
Principal                Security                   Value
 Amount                 Description                   $
 ----------    -------------------------------   -----------
Repurchase Agreements (5.1%):
$1,247,402    Fifth Third Bank, 1.25%, 4/1/02...   1,247,402
                                                 -----------
  Total Repurchase Agreements                      1,247,402
                                                 -----------
  Total Investments
   (Cost $24,690,795)(a)--100.4%                  24,712,455
  Liabilities in excess of other assets--(0.4)%      (89,494)
                                                 -----------
  NET ASSETS--100.0%                             $24,622,961
                                                 ===========

--------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $30,068. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation..................................... $ 3,168,802
   Unrealized depreciation.....................................  (3,138,734)
                                                                -----------
   Net unrealized depreciation................................. $    (8,408)
                                                                ===========

(b) Represents non-income producing security.

ADR--American Depositary Receipt

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2002

1. Organization:

  The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of the date of this report, the Group offered multiple separate series, each with its own investment objective. The accompanying financial statements are for The Shelby Fund and The Shelby
  Large Cap Fund, (collectively, the "Funds" and individually, a "Fund"), two series within the Group. The other funds of the Group are presented elsewhere.

  As of March 31, 2002, the Funds are authorized to sell three classes of shares, namely, Class Y shares, Class A shares and Class B shares. Class B shares of the Funds and Class Y Shares of the Shelby Large Cap Fund have not been offered for sale as of March 31, 2002. Each Class A and Class Y share of the Funds represent identical interests in the Funds' investment portfolios and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. Significant Accounting Principles:

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments in common and preferred stocks, commercial paper, corporate bonds, U.S. Government securities and U.S. Government agency securities are valued at their market values determined on the basis of the latest available bid quotation, (ask quotation for short sale positions) in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair value by the investment advisor under the supervision of the Group's Board of Trustees. Pricing services may be used to value certain securities when the prices provided are believed to reflect the fair market value of such securities.

     Security Transactions and Related Income:

     Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2002

     amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Funds may enter into repurchase agreements with financial institutions such as banks and broker-dealers which the investment advisor, SMC Capital, Inc., deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by a Fund's custodian or another qualified custodian. The repurchase agreements outstanding as of March 31, 2002 were collateralized by U.S. Government securities.

     Short Sale Transactions:

     The Funds may from time to time sell securities short. Short sales are transactions in which a Fund sells a security it does not own (but has borrowed), in anticipation of a decline in the market value of that security. The Funds may engage in short sales "against the box", in which a Fund, at the time of the short sale, owns or has the right to obtain securities equivalent in kind and amount. A Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which a Fund must purchase or deliver the security sold short. A Fund will realize a gain if the security declines in value between those dates. All short sales must be collateralized to the extent required by the applicable law. A Fund maintains the collateral in a segregated account with its custodian, consisting of cash and securities sufficient to collateralize its obligation on the short positions.

     Options Transactions:

     The Funds may write (sell) and purchase put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for the purpose of earning additional income (i.e. speculation).

     When a Fund writes a covered call or put option, an amount equal to the net premium received is included in a Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2002

     proceeds from the sale are increased by the premium originally received.
     If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. The risk associated with writing an option is that a Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price which could be significantly different from the current market value.

     When a Fund purchases a call or put option, an amount equal to the premium paid is included in a Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Written and purchased options are non-income producing securities.

     The table below reflects the Funds' activity in written options during the period ended March 31, 2002. The premiums column represents the premiums paid by the option counterparties to the Fund in connection with entering into the written options. The Shelby Large Cap Fund had no written option activity during the period.

     Written option activities for the year ended March 31, 2002:

     The Shelby Fund

                                        Call Options           Put Options
                                   ---------------------  ---------------------
                                   Number of              Number of
                                   Contracts   Premiums   Contracts   Premiums
                                   --------- -----------  --------- -----------
Balance at beginning of year......     70    $ 1,022,256       100  $ 1,099,663
Options written...................     50        327,350    15,345    4,144,145
Options closed....................   (120)    (1,349,606)  (15,445)  (5,243,808)
                                     ----    -----------   -------  -----------
Options outstanding at end of year     --    $        --        --  $        --
                                     ====    ===========   =======  ===========

     Distributions to Shareholders:

     Distributions from net investment income, if any, are declared and paid semi-annually by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by the Funds.
     Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2002

     due to differing treatments of deferrals of certain losses. These ''book/tax'' differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Distributions in 2002 and 2001 were the same for book and tax purposes. Distributable earnings (which includes unrealized appreciation and accumulated net realized gains/losses) as of March 31, 2002 were the same for book and tax purposes except for The Shelby Large Cap Fund, which had wash sales for the period ended March 31, 2002.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all, or substantially all, federal income taxes.

     Expense Allocation:

     Expenses that are directly related to a Fund are charged directly to that Fund, while general Group expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3. Purchases and Sales of Securities:

  Purchases and sales of portfolio securities (excluding short-term securities) for the period ended March 31, 2002 were as follows:

                                                          Purchases     Sales
                                                         ----------- -----------
  Shelby Fund........................................... $18,204,345 $20,458,379
  Shelby Large Cap Fund................................. $ 3,948,890 $ 2,088,102

4. Related Party Transactions:

  Investment advisory services are provided to the Funds by SMC Capital, Inc. ("SMC"). Under the terms of the Investment Advisory Agreement, SMC is entitled to receive fees computed based on an annual percentage of 1.00% of the average daily net assets of The Shelby Fund and 0.85% of the average daily net assets of The Shelby Large Cap Fund.

  BISYS Fund Services Ohio, Inc. ("BISYS"), with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the Administration agreement, BISYS is entitled to receive fees computed based on an annual percentage of 0.20% of the average daily net assets of each of the Funds.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2002


  BISYS also serves the Funds as transfer agent and fund accountant. Under the terms of the Transfer Agency and Fund Accounting Agreements, BISYS' fees are computed on the basis of the number of shareholders and average daily net assets, respectively plus out-of-pocket expenses.

  BISYS Fund Services Limited Partnership serves as the Funds' distributor (the "Distributor") and has entered into a Service and Distribution Plan (the "Plan"). This Plan is pursuant to Rule 12b-1 under the 1940 Act under which the Class A and Class B shares of the Funds may directly incur or reimburse the Distributor for expenses related to the distribution and promotion of such shares. The annual limitation for payment of such expenses is 0.25% and 1.00% of the average daily net assets of Class A and Class B, respectively.

5. Common Trust Conversion:

  On September 10, 2001, The Shelby Large Cap Fund commenced operations with the combination of all of the assets and liabilities of several common trust funds. The following is a summary of shares issued, net assets converted, net asset value per share, and unrealized depreciation as of the conversion date:

                                                        Net Asset
                                               Net      Value Per  Unrealized
                                   Shares     Assets      Share   Depreciation
                                  --------- ----------- --------- ------------
 Shelby Large Cap Fund........... 2,087,254 $20,872,542  $10.00   ($2,140,945)

6. Federal Income Tax Information:

  At March 31, 2002, the Funds had the following capital loss carryforwards, which are available to offset future capital gains, if any, on securities transactions to the extent provided for in the Code:

                                                            Amount    Expires
                                                          ----------- -------
  Shelby Fund............................................ $10,280,842  2009
  Shelby Large Cap Fund.................................. $   441,098  2009

7. Other Federal Income Tax Information (Unaudited):

  Under current tax law, capital losses realized after October 31, within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended March 31, 2003:

  Shelby Fund......................................................... $65,020
  Shelby Large Cap Fund............................................... $ 2,444

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUNDS

                       Notes to the Financial Statements
                                March 31, 2002

8. Trustees (Unaudited):

                                                                                  Number of
                                    Term of                                       Portfolios
                                    Office and                                    in Fund    Other
                        Position(s) Length of                                     Complex    Trusteeships
                        Held with   Time       Principal Occupation(s)            Overseen   Held by
Name, Address, and Age  Fund        Served     During Past 5 Years                by Trustee Trustee*
----------------------  ----------- ---------- ---------------------------------- ---------- ------------
Non-Interested Trustees
Maurice G. Stark.......  Trustee     2/92 to   Retired                                13
  3435 Stelzer Road                  present
  Columbus, OH 43219
  Age: 66

John H. Ferring IV.....  Trustee     5/98 to   President and owner, Plaze, Inc. -     13
  Plaze Inc.                         present   1979 to present
  105 Bolte
  St. Claire, MO 63077
  Age: 49

Michael Van Buskirk....  Trustee     2/92 to   Chief Executive Officer, Ohio          13     BISYS
  3435 Stelzer Road                  present   Bankers League (industry trade                Variable
  Columbus, OH 43219                           association)--5/91 to present                 Insurance
  Age: 55                                                                                    Funds

Interested Trustees

Jeffrey R. Young(1)....  Chairman    8/99 to   Employee of BISYS Fund                 13
  3435 Stelzer Road      and         present   Services--10/93 to present
  Columbus, Ohio 43219   Trustee
  Age: 38

Walter B. Grimm(1).....  Trustee     4/96 to   Employee of BISYS Fund                 13     American
  3435 Stelzer Road                  present   Services--6/92 to present                     Performance
  Columbus, Ohio 43219                                                                       Funds
  Age: 57

--------
*   Not reflected in prior column.
(1) Mr. Grimm and Mr. Young are each deemed to be an "interested person," as defined by the 1940 Act, because of their employment with BISYS Fund Services.

THE COVENTRY GROUP
THE SHELBY FUND

                             Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                                                             Class Y Shares
                                                         ----------------------------------------------------
                                                           Year       Year       Year       Year       Year
                                                           Ended      Ended      Ended      Ended      Ended
                                                         March 31,  March 31,  March 31,  March 31,  March 31,
                                                           2002       2001       2000       1999       1998
                                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period....................  $  7.75    $ 20.08    $ 11.53    $ 13.66    $ 11.13
                                                          -------    -------    -------    -------    -------
Operations:
  Net investment loss...................................    (0.08)     (0.09)     (0.16)     (0.10)     (0.15)
  Net realized/unrealized gains/(losses) from
   investments and options..............................     0.32     (10.08)      9.39       1.07       4.40
                                                          -------    -------    -------    -------    -------
Total from operations...................................     0.24     (10.17)      9.23       0.97       4.25
                                                          -------    -------    -------    -------    -------
Dividends:
  Net realized gains from investment transactions.......       --      (2.16)     (0.68)     (3.10)     (1.72)
                                                          -------    -------    -------    -------    -------
Total from dividends....................................       --      (2.16)     (0.68)     (3.10)     (1.72)
                                                          -------    -------    -------    -------    -------
Change in net asset value per share.....................     0.24     (12.33)   $  8.55      (2.13)   $  2.53
                                                          -------    -------    -------    -------    -------
Net Asset Value, End of Period..........................  $  7.99    $  7.75    $ 20.08    $ 11.53    $ 13.66
                                                          =======    =======    =======    =======    =======
Total Return............................................     3.10%    (53.42%)    82.50%     10.82%     39.31%
Ratios/Supplemental Data:
  Net Assets, end of period (000).......................  $23,763    $29,248    $68,417    $38,204    $90,544
  Ratio of net expenses to average net assets...........     1.78%      1.45%      1.59%      1.48%      1.29%
  Ratio of net investment loss to average net assets....    (0.84%)    (0.67%)    (1.18%)    (0.67%)    (0.95%)
  Ratio of expenses to average net assets*..............     1.83%      1.50%      1.64%      1.53%      1.34%
  Portfolio Turnover **.................................    70.83%    284.76%    122.25%    161.45%    176.66%

--------
* During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                             Financial Highlights

Selected data for a share outstanding throughout the periods indicated:

                                                       Class A Shares
                                              ----------------------------
                                                Year      Year       Period
                                                Ended     Ended       Ended
                                              March 31, March 31,   March 31,
                                                2002      2001      2000 (a)
                                              --------- ---------  ---------
Net Asset Value, Beginning of Period.........  $ 7.78    $ 20.18    $12.38
                                               ------    -------    ------
Operations:
  Net investment loss........................   (0.07)     (0.12)    (0.03)
  Net realized/unrealized gains/(losses)
   from investments and options..............    0.30     (10.12)     8.51
                                               ------    -------    ------
Total from operations........................    0.23     (10.24)   $ 8.48
                                               ------    -------    ------
Dividends:
  Net realized gains from investment
   transactions..............................      --      (2.16)    (0.68)
                                               ------    -------    ------
Total from dividends.........................      --      (2.16)    (0.68)
                                               ------    -------    ------
Change in net asset value per share..........    0.23     (12.40)     7.80
                                               ------    -------    ------
Net Asset Value, End of Period...............  $ 8.01    $  7.78    $20.18
                                               ======    =======    ======
Total Return.................................    2.96%    (53.50%)   74.29%(b)
Ratios/Supplemental Data:
  Net Assets, end of period (000)............  $  978    $   529    $   54
  Ratio of expenses to average net assets....    2.03%      1.72%     1.64%(c)
  Ratio of net investment loss to average
   net assets................................   (1.15%)    (0.86%)   (1.42%)(c)
  Ratio of expenses to average net assets*...    2.08%      1.77%     1.70%(c)
  Portfolio Turnover **......................   70.83%    284.76%   122.25%(c)

--------
(a) For the period from October 28, 1999 (commencement of operations) through March 31, 2000.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                      See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

                             Financial Highlights

Selected data for a share outstanding throughout the period indicated:

                                                             Period
                                                              Ended
                                                            March 31,
                                                             2002(a)
                                                           ---------
       Net Asset Value, Beginning of Period...............  $ 10.00
                                                            -------
       Operations:
        Net investment loss...............................    (0.02)
        Net realized/unrealized gains from investments....     0.75
                                                            -------
       Total from operations..............................     0.73
                                                            -------
       Change in net asset value per share................     0.73
                                                            -------
       Net Asset Value, End of Period.....................  $ 10.73
                                                            =======
       Total Return (excludes sales charge)...............     7.30%(b)
       Ratios/Supplemental Data:
        Net Assets, end of period (000)...................  $24,623
        Ratio of net expenses to average net assets.......     1.65%(c)
        Ratio of net investment loss to average net assets    (0.43%)(c)
        Ratio of expenses to average net assets*..........     2.04%(c)
        Portfolio Turnover................................     9.55%(b)

--------
(a) For the period from September 10, 2001 (commencement of operations) through March 31, 2002.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reduced/reimbursed. If such fee reductions/reimbursements had not occurred, the ratios would have been as indicated.

                      See notes to financial statements.

INVESTMENT ADVISOR
SMC Capital, Inc.
4350 Brownsboro Rd.
Suite 310
Louisville, Kentucky 40207

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2300 Meidinger Tower
Louisville Galleria
Louisville, Kentucky 40202



This report is for the information of shareholders of The Shelby Funds, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Funds. Read the prospectus carefully before investing or sending money.

5/02


                            [LOGO] THE SHELBY FUNDS


                               SMC Capital, Inc.
                              Investment Advisor


                                 ANNUAL REPORT
                                      TO
                                 SHAREHOLDERS
                                March 31, 2002


                    BISYS Fund Services Limited Partnership
                               3435 Stelzer Road
                             Columbus, Ohio 43219